Average Annual Total Returns - PROFUND VP MID-CAP GROWTH	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P MidCap 400® Growth Index OneYear		S&P MidCap 400® Growth Index FiveYears		S&P MidCap 400® Growth Index TenYears
Total	20.90%	12.04%	10.61%	May 01, 2002	22.77%	[1]	13.86%	[1]	12.47%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.